Cover	May 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39069
Entity Registrant Name	Aprea Therapeutics, Inc.
Entity Central Index Key	0001781983
Entity Tax Identification Number	84-2246769
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	535 Boylston Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	463-9385
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	APRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true